Other receivables	6 Months Ended
Dec. 31, 2023
Other Non Current Receivables [Abstract]
Other receivables	Note 9. Other receivables

	Consolidated
	December 2023	June 2023
	$	$
Corporate credit card deposit	40,000	42,922